Summary of the main accounting policies: Additional information (Details) $ in Thousands, $ in Thousands, shares in Millions		12 Months Ended
	Feb. 20, 2020 USD ($)	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($)	Dec. 31, 2014	Apr. 12, 2021	Feb. 20, 2020 MXN ($)
Revenue From Regulated Services
Closing foreign exchange rate		19.91	18.86			20.305
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements				$ 7,029,200
Investments in joint ventures accounted for using equity method		$ 8,466
Restricted cash and cash equivalents		$ 5,055	$ 165,622
Original concession period for operating rights		50 years
Concession period for operating rights		28 years
Applicable tax rate		30.00%	30.00%	30.00%	30.00%
Termination benefits expense		$ 2,382	$ 1,922	$ 1,595
Income from continuing operations attributable to owners of parent		$ 1,972,319	$ 5,465,822	$ 4,987,601
Weighted average number of ordinary shares outstanding | shares		300	300
Basic earnings per share | $ / shares		$ 6.5744	$ 18.22
Airport Development Group, LLC
Revenue From Regulated Services
Percentage Of Equity Interest Acquired	50.00%
Investments in joint ventures accounted for using equity method	$ 500						$ 10,556
Airplan
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares		171.530	173.630
Original concession period for operating rights		40 years
Concession period for operating rights		12 years
Applicable tax rate		33.00%	33.00%
Airplan | Minimum
Revenue From Regulated Services
Original concession period for operating rights		24 years
Aerostar
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares		19.91	18.86
Restricted cash and cash equivalents		$ 5,055	$ 26,849
Original concession period for operating rights		40 years
Concession period for operating rights		33 years
Aerostar
Revenue From Regulated Services
Applicable tax rate		10.00%	10.00%